Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (20,617,444)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	3,414,838	₩ 2,443,583
Financial liabilities	(6,066,554)	(5,033,515)
Financial assets and liabilities	(2,651,716)	(2,589,932)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (7,414,336)	₩ (3,525,262)